Borrowings - Schedule of Financial Liabilities by Maturity Grouping (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	€ 5,132	€ 15,138
Trade payables and customer advances	273,359	309,771
Borrowings	348,653
Lease liabilities	686,322	661,685
Other non-current financial liabilities	118,560
Total	1,432,026	€ 1,506,609
Total contractual cash flows
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	5,132
Trade payables and customer advances	273,359
Borrowings	363,347
Lease liabilities	797,718
Other non-current financial liabilities	118,560
Total	1,558,116
Within 1 year
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	4,595
Trade payables and customer advances	273,359
Borrowings	181,500
Lease liabilities	160,319
Other non-current financial liabilities	0
Total	619,773
Between 1 and 2 years
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	537
Trade payables and customer advances	0
Borrowings	101,310
Lease liabilities	139,722
Other non-current financial liabilities	0
Total	241,569
Between 2 and 3 years
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	0
Trade payables and customer advances	0
Borrowings	30,728
Lease liabilities	118,636
Other non-current financial liabilities	0
Total	149,364
Beyond 3 years
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	0
Trade payables and customer advances	0
Borrowings	49,809
Lease liabilities	379,041
Other non-current financial liabilities	118,560
Total	€ 547,410